Operations - Assets, Liabilities, Statement of Operations and Cash Flows (Details) ¥ in Millions	1 Months Ended	6 Months Ended		9 Months Ended
	Apr. 30, 2020 CNY (¥) director	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Operations
Costs and allocated expenses from SINA		$ 18,603,000	$ 23,129,000	$ 28,796,000	$ 29,126,000
Interest-free loans to the VIE's shareholders		90,600,000		90,700,000		$ 89,500,000
VIEs and VIEs' subsidiaries accumulated deficit		158,800,000		186,100,000		96,100,000
Assets and liabilities of the VIEs and their subsidiaries
Cash, cash equivalents and short-term investments		2,935,928,000		2,707,178,000		3,496,892,000
Accounts receivable		631,209,000		683,710,000		492,010,000
Prepaid expenses and other current assets		587,293,000		944,044,000		296,757,000
Property and equipment, net		61,033,000		64,396,000		60,632,000
Operating lease assets		12,260,000		10,666,000		7,176,000
Intangible assets		157,177,000		170,756,000		146,976,000
Goodwill		113,604,000		128,576,000		61,712,000
Long-term investments		1,123,258,000		1,195,549,000		1,179,466,000
Deferred tax assets		27,279,000		27,325,000		27,020,000
Others		14,998,000		7,702,000		2,126,000
Total assets		6,702,725,000		6,998,036,000		6,335,117,000
Accounts payable		159,497,000		177,647,000		149,509,000
Accrued and other liabilities		692,390,000		732,519,000		556,753,000
Deferred revenues		146,085,000		132,468,000		143,684,000
Income taxes payable		89,100,000		115,241,000		102,844,000
Operating lease liability		11,748,000		10,236,000
Deferred tax liability		56,048,000		54,453,000		58,299,000
Other non-current liabilities		8,505,000		11,714,000		2,102,000
Total liabilities		3,595,107,000		3,667,623,000		3,448,787,000
Results of operations of the VIEs and their subsidiaries
Net revenues		1,033,362,000	710,782,000	1,640,796,000	1,176,521,000
Net loss after intercompany service fee charge		130,848,000	250,524,000	312,586,000	284,322,000
Cash flows of the VIE and its subsidiary
Net cash provided by (used in) operating activities		338,357,000	185,264,000	564,352,000	420,495,000
Net cash used in investing activities		(162,508,000)	(154,782,000)	(567,860,000)	(1,240,855,000)
Net cash provided by financing activities		226,000	1,625,000	1,214,000	741,963,000
Contractual Arrangements with the VIE
Assets, except for registered capital of VIEs, that can only be used to settle obligations of the respective VIEs		0		0		0
Registered capital and non-distributable reserve funds of VIE and its subsidiaries		$ 228,500,000		$ 228,800,000		196,600,000
Term of loan agreements		10 years		10 years
Term of trademark license agreements		1 year		1 year
Service fees revenue charged to VIE		$ 438,500,000	312,700,000	$ 744,100,000	528,600,000
SINA (Note 10)
Operations
Costs and allocated expenses from SINA		18,603,000	23,129,000	28,796,000	29,126,000
WangTouTongDa (Beijing) Technology Co., Ltd.
Minority Investment In Weimeng
Sale of subsidiaries' shares to non-controlling interests | ¥	¥ 10.7
Percentage of enlarged registered capital invested	1.00%
Number of member of board of directors the entity has right to appoint | director	3
Consolidated VIEs
Operations
Costs and allocated expenses from SINA		1,900,000	7,200,000	2,600,000	7,000,000.0
Assets and liabilities of the VIEs and their subsidiaries
Cash, cash equivalents and short-term investments		340,157,000		359,508,000		445,210,000
Accounts receivable		532,243,000		599,831,000		431,022,000
Prepaid expenses and other current assets		178,561,000		445,338,000		55,653,000
Amount due from SINA		26,032,000				31,142,000
Property and equipment, net		1,499,000		1,872,000		692,000
Operating lease assets		5,054,000		4,602,000		1,783,000
Intangible assets		157,177,000		170,756,000		146,976,000
Goodwill		113,604,000		128,576,000		61,712,000
Long-term investments		369,686,000		412,122,000		394,745,000
Deferred tax assets		15,516,000		15,542,000		15,392,000
Others		250,268,000		245,006,000		223,000
Total assets		1,989,797,000		2,411,328,000		1,584,550,000
Accounts payable		97,710,000		114,551,000		83,336,000
Accrued and other liabilities		399,549,000		414,080,000		341,552,000
Deferred revenues		89,098,000		79,001,000		85,846,000
Income taxes payable		67,347,000		101,337,000		26,417,000
Amount due to the subsidiaries of the Group		1,285,039,000		1,666,777,000		968,138,000
Operating lease liability		5,060,000		4,587,000		1,704,000
Deferred tax liability		34,008,000		37,520,000		32,418,000
Other non-current liabilities		8,506,000		11,715,000		2,102,000
Total liabilities		1,986,317,000		2,429,568,000		1,541,513,000
Results of operations of the VIEs and their subsidiaries
Net revenues		794,981,000	570,963,000	1,286,641,000	925,789,000
Net loss after intercompany service fee charge		(62,726,000)	(37,727,000)	(90,069,000)	(138,779,000)
Cash flows of the VIE and its subsidiary
Net cash provided by (used in) operating activities		317,989,000	(55,363,000)	363,351,000	(20,553,000)
Net cash used in investing activities		(468,791,000)	(40,927,000)	(816,742,000)	(30,331,000)
Net cash provided by financing activities		31,406,000	36,837,000	326,392,000	46,236,000
Net decrease in cash and cash equivalents		$ (119,396,000)	(59,453,000)	(126,999,000)	(4,648,000)
Consolidated VIEs | SINA (Note 10)
Assets and liabilities of the VIEs and their subsidiaries
Amount due from SINA				$ 28,175,000		$ 31,142,000
Weimeng
Minority Investment In Weimeng
Percentage of equity interests the entity will not be able to purchase or have the New Weimeng Shareholder pledge		1.00%		1.00%
Percentage of equity interests for which the authorization of voting rights will not be granted to entity		1.00%		1.00%
Percentage of equity interests issued		1.00%		1.00%
Costs of revenues
Operations
Costs and allocated expenses from SINA		$ 7,691,000	11,112,000	$ 11,544,000	14,210,000
Sales and marketing
Operations
Costs and allocated expenses from SINA		2,350,000	3,555,000	2,832,000	1,079,000
Product development
Operations
Costs and allocated expenses from SINA		5,225,000	5,528,000	7,692,000	7,112,000
General and administrative
Operations
Costs and allocated expenses from SINA		$ 3,337,000	$ 2,934,000	$ 6,728,000	$ 6,725,000